Shareholder Report, Average Annual Return (Details)		12 Months Ended	47 Months Ended		60 Months Ended	90 Months Ended		92 Months Ended	106 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024 [6]	Sep. 30, 2024 [2]	Sep. 30, 2024
American High-Income Trust - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class R-5
Average Annual Return, Percent	[1]	17.21%			6.11%					5.13%
American High-Income Trust - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class R-5E
Average Annual Return, Percent	[1]	17.10%			6.01%				6.44%
American High-Income Trust - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class R-4
Average Annual Return, Percent	[1]	16.87%			5.80%					4.82%
American High-Income Trust - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class R-3
Average Annual Return, Percent	[1]	16.52%			5.48%					4.50%
American High-Income Trust - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class R-2E
Average Annual Return, Percent	[1]	16.35%			5.32%					4.38%
American High-Income Trust - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class R-2
Average Annual Return, Percent	[1]	16.02%			5.01%					4.03%
American High-Income Trust - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class R-1
Average Annual Return, Percent	[1]	16.00%			5.00%					4.02%
American High-Income Trust - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-F-3
Average Annual Return, Percent	[1]	17.19%	6.92%	[3]
American High-Income Trust - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-F-1
Average Annual Return, Percent	[1]	17.00%			5.94%					4.97%
American High-Income Trust - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-F-2
Average Annual Return, Percent	[1]	17.14%	6.88%	[4]
American High-Income Trust - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	14.15%			5.43%	5.09%	[5]
American High-Income Trust - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-E
Average Annual Return, Percent	[1]	16.57%			5.53%					4.55%
American High-Income Trust - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	14.91%			4.94%					4.35%
American High-Income Trust - Class 529 - A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	12.67%			4.98%					4.38%
American High-Income Trust - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class F-32
Average Annual Return, Percent	[1]	17.27%			6.17%			5.67%
American High-Income Trust - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class F-2
Average Annual Return, Percent	[1]	17.15%			6.06%					5.07%
American High-Income Trust - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class F-1
Average Annual Return, Percent	[1]	16.80%			5.75%					4.78%
American High-Income Trust - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class T (with sales charge)
Average Annual Return, Percent	[1]	14.21%			5.49%	5.15%	[7]
American High-Income Trust - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class C (with sales charge)
Average Annual Return, Percent	[1]	14.97%			4.98%					4.16%
American High-Income Trust - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class R-6
Average Annual Return, Percent	[1]	17.27%			6.17%					5.19%
American High-Income Trust - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class A (with sales charge)
Average Annual Return, Percent	[1]	12.46%			4.95%					4.40%
Without Sales Load [Member] | American High-Income Trust - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	17.06%			5.98%	5.45%	[5]
Without Sales Load [Member] | American High-Income Trust - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	15.91%			4.94%					4.35%
Without Sales Load [Member] | American High-Income Trust - Class 529 - A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	16.79%			5.73%					4.75%
Without Sales Load [Member] | American High-Income Trust - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class T (without sales charge)
Average Annual Return, Percent	[1]	17.12%			6.03%	5.51%	[7]
Without Sales Load [Member] | American High-Income Trust - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class C (without sales charge)
Average Annual Return, Percent	[1]	15.97%			4.98%					4.16%
Without Sales Load [Member] | American High-Income Trust - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class A (without sales charge)
Average Annual Return, Percent	[1]	16.81%			5.76%					4.80%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[8]	11.57%	(1.18%)	[3],[4]	0.33%	1.66%	[5],[7]	1.74%	1.80%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	[8]	15.73%	5.06%	[3],[4]	4.70%	4.92%	[5],[7]	4.99%	6.07%	5.04%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class R-5E shares were first offered on November 20, 2015.
[3]	Class 529-F-3 shares were first offered on October 30, 2020.
[4]	Class 529-F-2 shares were first offered on October 30, 2020.
[5]	Class 529-T shares were first offered on April 7, 2017.
[6]	Class F-3 shares were first offered on January 27, 2017.
[7]	Class T shares were first offered on April 7, 2017.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.